Summary of Significant Accounting Policies - Net Loss Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Stock options
Anti-dilutive securities
Anti-dilutive securities (in shares)	146	216
Unvested restricted stock units
Anti-dilutive securities
Anti-dilutive securities (in shares)	8	25
Convertible preferred stock
Anti-dilutive securities
Anti-dilutive securities (in shares)	10	10
Warrants
Anti-dilutive securities
Anti-dilutive securities (in shares)	81,383	268,937